                         VIA EDGAR
                         ---------

CHRISTOPHER A. MARTIN
Counsel
PHONE:  (314) 444-0499
Fax:    (314) 444-0510


                        May 6, 1999




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          RE:  GENERAL AMERICAN CAPITAL COMPANY
               FILE NOS. 33-10145 & 811-4900

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Capital Company (the "Registrant") hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 16 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at
(314) 444-0499.

                              Sincerely,

                              /s/ Christopher A. Martin

                              Christopher A. Martin



cc:  Stephen E. Roth, Sutherland, Asbill & Brennan, L.L.P.